Income taxes (Tables)	6 Months Ended
Dec. 31, 2023
Income taxes
Summary of taxation recognized in consolidated profit or loss

				For the six
				months ended
	For the year ended June 30,			December 31,
	2021	2022	2023	2023
	RMB’000	RMB’000	RMB’000	RMB’000
Amounts recognized in consolidated profit or loss
Current tax
Provision for the year/period	200,170	252,989	557,630	339,409
Deferred tax
Origination and reversal of temporary differences (Note 10(c))	13,085	14,081	(5,845)	57,256
Tax expense	213,255	267,070	551,785	396,665

Summary of reconciliation between tax expense and accounting profit at applicable tax rates

				For the six
				months ended
	For the year ended June 30,			December 31,
	2021	2022	2023	2023
	RMB’000	RMB’000	RMB’000	RMB’000
(Loss)/profit before taxation	(1,216,192)	906,813	2,333,614	1,652,742
Notional tax on (loss)/profit before taxation, calculated at the rates applicable to profits in the jurisdictions concerned	118,766	214,704	566,955	394,856
Tax effect of share-based compensation expenses (Note 7(i))	70,330	20,254	15,435	11,401
Tax effect of other non-deductible expenses	10,433	10,935	13,666	7,310
Effect of preferential tax treatments on assessable profits of certain subsidiaries (Note 10(a)(3))	(34,218)	(18,001)	(42,739)	(10,756)
Tax effect of additional deduction on research and development costs	—	—	(4,217)	(3,476)
Tax effect of exempted and non-taxable income	(6,245)	(4,044)	(7,421)	(12,481)
Withholding tax on income of non-PRC resident entities derived from mainland China	—	—	—	4,095
Effect of unused tax losses not recognized/(being utilized)	72,969	44,888	22,956	(8,002)
Effect of deductible temporary differences (being utilized)/not recognized	(18,780)	(1,666)	(12,850)	13,718
Actual tax expenses	213,255	267,070	551,785	396,665

Summary of movement in deferred tax assets

				Loss from
				waiver of
				intercompany
				receivables
	Unused	Intra-group		of
	tax	unrealized	Credit loss and	discontinued	Right-of-use	Lease
	losses	profits	impairment	operations	assets	Liabilities	Others	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Deferred tax assets arising from:
At July 1, 2021	34,253	14,696	50,347	61,548	(151,106)	155,949	2,865	168,552
Charged to profit or loss	(2,536)	(3,556)	(8,673)	—	33,926	(28,651)	(4,591)	(14,081)
Exchange rate difference	(21)	(43)	(101)	—	(138)	123	42	(138)
At June 30, 2022	31,696	11,097	41,573	61,548	(117,318)	127,421	(1,684)	154,333
Charged to profit or loss	(8,499)	11,944	(3,519)	(675)	9,543	(11,976)	9,027	5,845
Exchange rate difference	239	111	628	—	(162)	175	448	1,439
At June 30, 2023	23,436	23,152	38,682	60,873	(107,937)	115,620	7,791	161,617
Charged to profit or loss	(392)	4,781	(7,574)	(54,048)	8,770	(6,563)	(2,230)	(57,256)
Exchange rate difference	(31)	(113)	73	—	363	(370)	(153)	(231)
At December 31, 2023	23,013	27,820	31,181	6,825	(98,804)	108,687	5,408	104,130

Summary of unrecognized deferred tax assets

			As at
	As at June 30,		December 31,
	2022	2023	2023
	RMB’000	RMB’000	RMB’000
Deductible temporary differences	107,964	49,375	54,416
Cumulative tax losses	630,807	751,256	774,584
Total	738,771	800,631	829,000

Summary of tax losses carried forward

	As at		As at		As at
	June 30,		June 30,		December 31,
	2022	Expiry date	2023	Expiry date	2023	Expiry date
	RMB’000		RMB’000		RMB’000
Expire	278,215	2023-2043	361,627	2024-2044	432,759	2024-2044
Never expire	352,592		389,629		341,825